Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Financial Information of VIEs

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	As at December 31,
	2010	2011
Cash and cash equivalents	$10,835,318	$31,489,211
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	9,127,339	4,465,802
Rental deposits	10,412,099	7,890,513
Other current assets	2,363,218	1,607,836

Total current assets	$32,737,974	$45,453,362
Rental deposits	1,466,145	2,799,863
Equipment, net	2,158,832	5,874,342
Acquired intangible assets, net	3,523,586	2,366,486
Goodwill	397,840,137	404,623,715
Other long-term assets	1,079,410	630,394

Total long-term assets	$406,068,110	$416,294,800
Total assets	$438,806,084	$461,748,162

Accounts payable	4,340,424	4,321,376
Accrued expenses and other current liabilities	10,635,394	16,878,170
Income taxes payable	2,914,969	3,051,811
Deferred tax liabilities	1,820,531	1,753,744

Total current liabilities	19,711,318	26,005,101
Total long-term liabilities	$710,252	$791,750

Total liabilities	$20,421,570	$26,796,851

	For the year ended December 31,
	2009	2010	2011
Net revenues	$12,837,242	$21,491,910	$11,550,022
Gross loss	(11,114,534)	(19,019,078)	(22,512,385)
Net loss	$(30,533,871)	$(35,930,035)	$(41,077,487)